Exploration and Evaluation Assets (Details) - Schedule of the company’s E&E assets - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of summarizes the movement of the company’s E&E assets [Abstract]
Beginning balance	$ 5,730,224	$ 5,396,879	$ 5,174,451
Exploration and evaluation expenditures	6,347,360	333,345	222,428
Ending balance	$ 12,077,584	$ 5,730,224	$ 5,396,879